UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	June 30, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		47,730,431

Form 13F Information Table Value Total:		$1,909,874,315



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
38,802,008
614,100
614,100
N/A
N/A

N/A
614,100
N/A
Agrium Inc.
COM
008916108
62,758,089
715,171
715,171
N/A
N/A

N/A
715,171
N/A
Augusta Resources Corp.
COM NEW
050912203
318,615
69,100
69,100
N/A
N/A

N/A
69,100
N/A
AuRico Gold Inc
COM
05155C105
1,018,154
92,700
92,700
N/A
N/A

N/A
92,700
N/A
Aurizon Mines Ltd.
COM
05155P106
810,755
144,900
144,900
N/A
N/A

N/A
144,900
N/A
Bank of Nova Scotia
COM
064149107
122,180,188
2,029,537
2,029,537
N/A
N/A

N/A
2,029,537
N/A
Barrick Gold Corp.
COM
067901108
55,429,220
1,221,620
1,221,620
N/A
N/A

N/A
1,221,620
N/A
Cameco Corp.
COM
13321L108
39,218,906
1,487,821
1,487,821
N/A
N/A

N/A
1,487,821
N/A
Canadian Imperial Bank of Commerce
COM
136069101
61,989,619
785,636
785,636
N/A
N/A

N/A
785,636
N/A
Canadian National Railway
COM
136375102
75,964,396
950,392
950,392
N/A
N/A

N/A
950,392
N/A
Canadian Natural Resources Ltd.
COM
136385101
107,043,777
2,555,230
2,555,230
N/A
N/A

N/A
2,555,230
N/A
Cenovus Energy Inc.
COM
15135U109
56,780,530
1,505,464
1,505,464
N/A
N/A

N/A
1,505,464
N/A
CGI Group Class A
CL A SUB VTG
39945C109
27,156,130
1,100,730
1,100,730
N/A
N/A

N/A
1,100,730
N/A
Gildan Activewear Class A
COM
375916103
33,509,611
951,460
951,460
N/A
N/A

N/A
951,460
N/A
GLG Life Tech Corp.
COM NEW
361793201
490,730
73,200
73,200
N/A
N/A

N/A
73,200
N/A
Goldcorp Inc.
COM
380956409
63,717,781
1,318,200
1,318,200
N/A
N/A

N/A
1,318,200
N/A
Great Basin Gold Ltd.
COM
390124105
869,263
423,700
423,700
N/A
N/A

N/A
423,700
N/A
HudBay Minerals Inc.
COM
443628102
762,449
51,100
51,100
N/A
N/A

N/A
51,100
N/A
Keegan Resources Inc
COM
487275109
1,027,715
132,600
132,600
N/A
N/A

N/A
132,600
N/A
Kinross Gold Corp.
COM NO PAR
496902404
43,724,508
2,770,750
2,770,750
N/A
N/A

N/A
2,770,750
N/A
Magna International Inc. Class A
COM
559222401
74,050,514
1,370,396
1,370,396
N/A
N/A

N/A
1,370,396
N/A
Manulife Financial Corp.
COM
56501R106
67,454,709
3,811,507
3,811,507
N/A
N/A

N/A
3,811,507
N/A
Methanex Corp.
COM
59151K108
38,553,584
1,228,800
1,228,800
N/A
N/A

N/A
1,228,800
N/A
Nexen Inc.
COM
65334H102
24,413,856
1,083,800
1,083,800
N/A
N/A

N/A
1,083,800
N/A
North American Palladium Ltd.
COM
656912102
286,613
69,500
69,500
N/A
N/A

N/A
69,500
N/A
Penn West Petroleum Corp.
COM
707887105
37,832,002
1,639,500
1,639,500
N/A
N/A

N/A
1,639,500
N/A
Potash Corp. of Saskatchewan
COM
73755L107
86,734,706
1,519,747
1,519,747
N/A
N/A

N/A
1,519,747
N/A
Progressive Waste Solutions Ltd
COM
74339G101
20,381,010
819,230
819,230
N/A
N/A

N/A
819,230
N/A
Research In Motion
COM
760975102
29,282,406
1,013,646
1,013,646
N/A
N/A

N/A
1,013,646
N/A
Rogers Comm Inc. Class B
CL B
775109200
43,852,060
1,108,186
1,108,186
N/A
N/A

N/A
1,108,186
N/A
Royal Bank of Canada
COM
780087102
146,935,017
2,572,229
2,572,229
N/A
N/A

N/A
2,572,229
N/A
Silver Standard Resources
COM
82823L106
804,528
30,130
30,130
N/A
N/A

N/A
30,130
N/A
Silver Wheaton Corp
COM
828336107
23,307,700
706,700
706,700
N/A
N/A

N/A
706,700
N/A
Silvercorp Metals Inc.
COM
82835P103
889,947
94,800
94,800
N/A
N/A

N/A
94,800
N/A
Stantec Inc.
COM
85472N109
899,679
31,010
31,010
N/A
N/A

N/A
31,010
N/A
Suncor Energy Inc.
COM
867224107
124,979,467
3,190,944
3,190,944
N/A
N/A

N/A
3,190,944
N/A
Talisman Energy Inc.
COM
87425E103
50,534,651
2,461,938
2,461,938
N/A
N/A

N/A
2,461,938
N/A
Teck Resources Ltd.
CL B
878742204
75,903,643
1,494,382
1,494,382
N/A
N/A

N/A
1,494,382
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
35,928,387
682,300
682,300
N/A
N/A

N/A
682,300
N/A
Thomson Reuters Corporation
COM
884903105
45,356,411
1,208,878
1,208,878
N/A
N/A

N/A
1,208,878
N/A
Toronto-Dominion Bank
COM NEW
891160509
156,399,441
1,845,697
1,845,697
N/A
N/A

N/A
1,845,697
N/A
Valeant Pharmaceuticals International
COM
91911K102
30,118,060
579,600
579,600
N/A
N/A

N/A
579,600
N/A
Wi-LAN Inc.
COM
928972108
1,403,479
174,100
174,100
N/A
N/A

N/A
174,100
N/A



1,909,874,315
47,730,431
47,730,431




47,730,431